Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Consideration receivable for disposal of Guazi preference shares	¥ 497,837
Prepaid advertising fees	445,415		¥ 227,057
Other consideration receivables for disposal of Finance Business(due from a related party (Note 9))	333,562		82,725
Distributor commission	192,248
Receivables on behalf of third-parties	295,480		51,712
Input VAT	139,187		74,193
Prepayment For Physical Goods	101,352		11,172
Rental, advertising and other deposits	97,765		100,214
Employee advance	91,671		100,063
Prepayment for (film) investment	56,069		75,029
Prepaid rental fees	17,236		19,365
Prepayment for service fees	16,040		28,052
Interest receivable	9,581		38,296
Others	33,477		5,525
Total	2,326,920	$ 333,551	813,403
Tencent [Member] | Zhuan Zhuan [Member]
Unamortized business resources	¥ 348,500		¥ 122,200